DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS (Details)	Nov. 30, 2016 shares mining_complex
Disclosure of detailed information about business combination [line items]
Number of mining complexes | mining_complex	2
Stock split conversion ratio	0.475
Newmarket Gold Inc
Disclosure of detailed information about business combination [line items]
Share conversion ratio (in shares) | shares	2.1053